Shareholder Fees {- Asset Manager Portfolio}	Apr. 30, 2021 USD ($)
02.28 VIP Asset Manager Portfolio Initial, Service, Service 2 PRO-11 | Asset Manager Portfolio
Shareholder Fees:
(fees paid directly from your investment)